SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

28. SUBSEQUENT EVENTS

The Company has evaluated all events that have occurred subsequent to September 30, 2025 through the date that the consolidated financial statements were issued. Management has concluded that the following material subsequent events required disclosure in the consolidated financial statements.

On October 22, 2025, the Company incorporated a new subsidiary, AEHL Group Limited, in the British Virgin Islands, as a holding company.

On December 15, 2025, Hainan Kylin incorporated a 100% owned subsidiary Chuzhou Kylin Cloud Services Technology Co., Ltd (“Chuzhou Kylin”) in China. Chuzhou Kylin is engaged in business management and consulting services for the livestreaming ecommerce industry.

On December 17, 2025, the Company’s Board of Directors has approved a change of the Company’s fiscal year end from December 31 to September 30. The Company plans to file a transition report on Form 20-F for the transition period of January 1, 2025 through September 30, 2025. The Company’s 2026 fiscal year will begin on October 1, 2025 and end on September 30, 2026.